BRIDGES INVESTMENT FUND, INC.


                         SECOND QUARTER OR SEMI-ANNUAL


                                      1999







                               CONTENTS OF REPORT


      Pages 1 - 2        Shareholder Letter

      Exhibit 1 Portfolio Transactions from April 1, 1999, through June 30, 1999

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data


      Pages F1-F14       Unaudited Financial Statements for the
                         Six Months Ended June 30, 1999








      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.

                         BRIDGES INVESTMENT FUND, INC.
                              8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA 68114

                            TELEPHONE  402-397-4700
                            FACSIMILE  402-397-8617



                                   DIRECTORS

                    FREDERICK N. BACKER
                    EDSON L. BRIDGES II
                    EDSON L. BRIDGES III
                    N. P. DODGE, JR.
                    JOHN W. ESTABROOK
                    JON D. HOFFMASTER
                    JOHN J. KORALESKI
                    ROGER A. KUPKA
                    GARY L. PETERSEN
                    JOHN T. REED
                    ROY A. SMITH
                    JANICE D. STONEY
                    L.B. THOMAS
                    JOHN K. WILSON




                                    OFFICERS

                    EDSON L. BRIDGES II - CHAIRMAN AND
                                            CHIEF EXECUTIVE OFFICER
                    EDSON L. BRIDGES III - PRESIDENT AND
                                             CHIEF INVESTMENT OFFICER
                    BRIAN M. KIRKPATRICK - VICE PRESIDENT
                    MARY ANN MASON - SECRETARY
                    KATHLEEN J. STRANIK - ASSISTANT SECRETARY
                    NANCY K. DODGE - TREASURER
                    LINDA J. MORRIS - ASSISTANT TREASURER




                                    AUDITOR

                              KPMG LLP
                              TWO CENTRAL PARK PLAZA
                              SUITE 1501
                              OMAHA, NEBRASKA 68102-1617




                               CORPORATE COUNSEL

                         BAIRD, HOLM, MCEACHEN,
                          PEDERSEN, HAMANN & STRASHEIM
                         1500 WOODMEN TOWER
                         OMAHA, NEBRASKA 68102

                                                        JULY 28, 1999

DEAR SHAREHOLDER:

     BRIDGES INVESTMENT FUND, INC. HAD A TOTAL RETURN OF 5.59% DURING THE SECOND QUARTER OF 1999 BASED ON A MARCH 31, 1999, NET ASSET VALUE OF $36.64 AND A JUNE 30, 1999, NET ASSET VALUE OF $38.61. INCLUDED IN THE SECOND QUARTER'S TOTAL RETURN IS A DIVIDEND OF $0.075 PAID ON APRIL 14. ON A CALENDAR YEAR-TO-DATE BASIS, THE FUND HAD A TOTAL RETURN OF 12.92% AND HAD A TOTAL RETURN OF 20.85% FOR THE 12-MONTH PERIOD ENDING JUNE 30. BY COMPARISON, THE S&P 500 HAD TOTAL RETURNS OF 7.05% FOR THE SECOND QUARTER, 12.38% FOR THE FIRST SIX MONTHS OF THE YEAR, AND 22.76% FOR THE TRAILING 12 MONTHS ENDING JUNE 30, 1999.

     DURING THE QUARTER, THE FUND'S COMMON STOCKS HAD A TOTAL RETURN OF 6.64%, WHICH LAGGED SLIGHTLY THE S&P 500'S TOTAL RETURN OF 7.05% DURING THE QUARTER. STOCK PRICE PERFORMANCE FOR THE FUND'S EQUITIES WAS MORE MUTED DURING THE QUARTER, AS THE MARKET SAW A FAIRLY SIGNIFICANT BROADENING OUT OF BETTER INVESTMENT PERFORMANCE BY ECONOMICALLY SENSITIVE COMPANIES, MORE VALUE-ORIENTED STOCKS, AND SMALLER AND MEDIUM CAPITALIZATION STOCKS. OUR SENSE IS THAT THE IMPROVED BREADTH OF THE MARKET IN THE SECOND QUARTER IS ACTUALLY POSITIVE FOR THE MARKET LONGER TERM, EVEN THOUGH IN THE SHORT RUN, THE IMPROVED BREADTH SEEMED TO COME AT THE EXPENSE OF STRONGER RELATIVE PERFORMANCE OF THE FUND'S GROWTH-ORIENTED EQUITIES.

     OF GREATER CONCERN TO THE FUND'S MANAGEMENT IS THE OVERALL LEVEL OF VALUATION BOTH IN THE MARKET AND, MORE PARTICULARLY, OF THE FUND'S HOLDINGS, PARTICULARLY IN THE TECHNOLOGY SEGMENT OF THE MARKET. WHILE THE STRONG EARNINGS GROWTH ENJOYED BY MOST OF THE FUND'S EQUITIES OVER THE PAST SEVERAL YEARS HAS SERVED TO DRIVE STRONG RELATIVE AND ABSOLUTE PRICE PERFORMANCE, THIS PERFORMANCE HAS CONCOMITANTLY DRIVEN VALUATION TO RELATIVELY HIGH LEVELS BOTH ON AN ABSOLUTE AND RELATIVE BASIS. CONSEQUENTLY, THE QUESTION FOR THE FUND'S MANAGEMENT GOING FORWARD IS WHETHER TO TAKE PROFITS IN STOCKS WHERE VALUATIONS ARE HIGH OR STAY THE COURSE WHERE CONTINUED FAVORABLE LONG-TERM EARNINGS GROWTH PROSPECTS SEEM TO BE IN PLACE. WE WILL CONTINUE TO GRAPPLE WITH THIS CHALLENGE ON A STOCK-BY-STOCK BASIS, LITERALLY DAY BY DAY AS THE SECOND HALF OF 1999 CONTINUES TO UNFOLD.

     THE FOLLOWING TABLE SUMMARIZES THE TEN LARGEST EQUITY HOLDINGS OF THE FUND AS OF JUNE 30, 1999, AND INCLUDES STOCK PRICE PERFORMANCE AND VALUATION DATA THAT WE BELIEVE YOU WILL FIND OF INTEREST.



                                            %             EPS                 EPS

                                            TOT    %      5YR                 LT
                    6/30/99    %      %     RET    TOT    HIST                FTR
NO. OF              MARKET     OF     TOT   2ND    RET    GR    P/E    P/E    GR
SHARES  COMPANY     VALUE      EQUITY ASST  QTR    12 MO  RATE  1999   2000   RATE
 45,000 GAP         2,266,875     4.5   4.0   12.3   84.8    29   42.3   35.0    20
 33,000 CAPITAL ONE 1,837,688     3.6   3.3   10.7   34.8    20   32.4   25.8    25
 20,000 MICROSOFT   1,803,750     3.5   3.2    0.6   66.4    43   67.3   58.9    25
  9,068 VODAFONE    1,786,396     3.5   3.2    4.9   57.2    23   65.0   53.8    20
 30,000 FREDDIE MAC 1,740,000     3.4   3.1    1.5   24.4    16   20.2   17.7    15
 11,000 QUALCOMM    1,578,500     3.1   2.8  130.8  410.8    54   70.7   52.6    35
 20,000 INTEL       1,190,000     2.3   2.1    0.2   60.8    25   25.6   22.0    20
 16,000 MERCK       1,178,000     2.3   2.1   -7.8   11.7    15   30.1   26.7    14
 18,000 CISCO       1,159,875     2.3   2.1   17.6  110.0    40   87.1   70.0    30
        SYSTEMS
 18,000 HOME DEPOT  1,159,875     2.3   2.1    3.6   55.5    25   46.7   38.1    24



     ON JULY 13, 1999, THE BOARD OF DIRECTORS DECLARED A $.066 PER SHARE DIVIDEND ON THE SHARES OF CAPITAL STOCK OUTSTANDING ON THE JULY 13, 1999, RECORD DATE WITH THIS INCOME DISTRIBUTION AMOUNT TO BE PAYABLE ON OR ABOUT JULY 26, 1999. THIS DIVIDEND IS PAYABLE FROM THE NET INVESTMENT INCOME EARNED DURING THE APRIL-JUNE 1999 QUARTER.

     THE MANAGEMENT AND THE MEMBERS OF THE BOARD OF DIRECTORS THANK YOU FOR YOUR CONTINUED INVESTMENT IN OUR FUND AND FOR ANY REFERRALS YOU MAY MAKE OF NEW INVESTORS IN OUR SHARES.

                                        SINCERELY,


                                        EDSON L. BRIDGES III, CFA
                                        PRESIDENT


                                        EDSON L. BRIDGES II, CFA
                                        CHAIRMAN

ELBIII:KJS



                                   Exhibit 1


                         BRIDGES INVESTMENT FUND, INC.


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 1999, THROUGH JUNE 30, 1999


                                          Bought or       Held After
                                          Received        Transaction
               Securities                 $1,000 Par      $1,000 Par
          Common Stocks Unless            Value (M)       Value (M)
           Described Otherwise            or Shares       or Shares

      AES Corporation                      2,000            2,000
      Alcoa, Inc.                          4,000            4,000
 (1)<F1>  Altera, Corporation              2,000            4,000
 (2)<F2>  At Home Corporation              1,000            2,000
      CSG Systems International, Inc.      4,000           15,000
 (3)<F3>  Capital One Financial           22,000           33,000
 (4)<F4>  Cisco Systems                    9,000           18,000
 (5)<F5>  Comcast Corp. Class A Special    3,000            6,000
      DLJ Direct                             500              500
      Dow Chemical Company                 1,000            6,000
 (6)<F6>  E-Trade Group, Inc.              2,000            4,000
 (7)<F7>  EMC Corporation                  8,000           16,000
 (8)<F8>  Elan PLC ADR                    10,000           20,000
 (9)<F9>  Gap, Inc.                       15,000           45,000
(10)<F10>  Georgia Pacific Corporation     4,000            4,000
      Goldman Sachs Group, Inc.            3,000            3,000
      Hertz Corporation Class A            2,000            2,000
(11)<F11>  Intel Corporation              10,000           20,000
(12)<F12>  Nokia Corporation               6,000           12,000
      Nucor Corporation                    1,000            5,500
(13)<F13>  Paychex, Inc.                     500            1,500
      Providian Financial                  2,000            4,000
(14)<F14>  Qualcomm, Inc.                  6,000           11,000
(15)<F15>  Sprint Corporation              5,000           10,000
      Sprint PCS Corporation               2,000            4,500
      Transaction Systems Architects       2,000           27,000
      U.S. Bancorp                         3,000            5,000
(17)<F17>  Vodafone Airtouch PLC           6,068            9,068
      Various Issues of Commercial Paper  13,505M           1,550M
         Notes Purchased during
         2nd Quarter, 1999





                                      -2-


                                   Exhibit 1




                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 1999 THROUGH JUNE 30, 1999
                                  (Continued)

                                                            Held After
                                              Exchanged     Transacion
                 Securities                   $1,000 Par    $1,000 Par
            Common Stocks Unless              Value (M)     Value (M)
             Described Otherwise              or Shares     or Shares

(16)<F16>  Airtouch Communications 4.25%       3,000            --
        Convertible Preferred Series C
(17)<F17>  Airtouch Communications            12,137            --
      Albertsons, Inc.                         5,000            --
      America On-Line                          1,000           6,000
      Chancellor Media Corporation             2,000            --
      Coca Cola Company                        1,000            --
      Compaq Computer Corporation             10,000            --
      Monsanto Company                        10,000            --
      Network Associates                       4,500            --
      RCN Corporation                          1,000            --
      Steris Corporation                       6,000            --
(18)<F18>  Super Value Stores, Inc. 8.875%       100M           --
        due 6-15-1999
      United States Treasury Notes 9.125%        200M           --
        due 5-15-1999
     Various Issues of Commercial             12,735M           --
        Paper Notes maturing during
       2nd Qtr., 1999


 <F1>(1) - Received 2,000 shares in a 2-for-1 stock split on May 20, 1999.
 <F2>(2) - Received 1,000 shares in a 2-for-1 stock split on June 17, 1999.
 <F3>(3) - Received 22,000 shares in a 3-for-1 stock split on June 2, 1999.
 <F4>(4) - Received 9,000 shares in a 2-for-1 stock split on June 22, 1999.
 <F5>(5) - Received 3,000 shares in a 2-for-1 stock split on May 6, 1999.
 <F6>(6) - Received 2,000 shares in a 2-for-1 stock split on May 21, 1999.
 <F7>(7) - Received 8,000 shares in a 2-for-1 stock split on June 1, 1999.
 <F8>(8) - Received 10,000 shares in a 2-for-1 stock split on June 7, 1999.
 <F9>(9) - Received 15,000 shares in a 3-for-2 stock split on June 22, 1999.
<F10>(10) - Received 2,000 shares in a 2-for-1 stock split on June 4, 1999.
<F11>(11) - Received 10,000 shares in a 2-for-1 stock split on April 12, 1999.
<F12>(12) - Received 6,000 shares in a 2-for-1 stock split on April 9, 1999.
<F13>(13) - Received 500 shares in a 3-for-2 stock split on May 21, 1999.
<F14>(14) - Received 5,000 shares in a 2-for-1 stock split on May 11, 1999.
<F15>(15) - Received 5,000 shares in a 2-for-1 stock split on June 7, 1999.
<F16>(16) - Converted to 4,137 shares of Airtouch Communications common stock on
             June 24, 1999.
<F17>(17) - Converted to 6,068 shares of Vodafone Airtouch PLC in merger with name change on June 30, 1999.
<F18>(18) - Matured 100M Par Value on June 15, 1999.






                                   Exhibit 2

                         BRIDGES INVESTMENT FUND, INC.

                        HISTORICAL FINANCIAL INFORMATION

                Net     Shares       Net Asset     Dividend/  Capital
Valuation     Assets    Outstanding  Value/Share     Share    Gains/Share
  Date
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 09-30-63       109,764       10,900     10.07         -          -
 12-31-63       159,187       15,510     10.13        .07         -
 03-31-64       202,354       19,105     10.59        .07         -
 06-30-64       253,932       23,438     10.83        .07         -
 09-30-64       310,307       28,286     10.97        .07         -
 12-31-64       369,149       33,643     10.97        .07         -
 03-31-65       434,523       38,531     11.28        .075       .028
 06-30-65       491,068       44,667     10.99        .07         -
 09-30-65       558,913       47,710     11.71        .07         -
 12-31-65       621,241       51,607     12.04        .07         -
 03-31-66       661,711       55,652     11.89        .085        -
 06-30-66       643,920       57,716     11.16        .07         -
 09-30-66       592,628       58,610     10.11        .07         -
 12-31-66       651,282       59,365     10.97        .07         -
 03-31-67       728,115       60,181     12.10        .085        -
 06-30-67       753,075       61,364     12.27        .07         -
 09-30-67       823,967       62,810     13.12        .07         -
 12-31-67       850,119       64,427     13.20        .07         -
 03-31-68       812,416       65,607     12.38        .105        -
 06-30-68     1,013,629       72,214     14.04        .07         -
 09-30-68     1,046,852       72,633     14.41        .07         -
 12-31-68     1,103,734       74,502     14.81        .07         -
 03-31-69     1,083,278       77,393     14.00        .15         -
 06-30-69     1,030,784       79,169     13.02        .07         -
 09-30-69     1,063,290       83,291     12.77        .07         -
 12-31-69     1,085,186       84,807     12.80        .07         -
 03-31-70     1,061,534       87,349     12.15        .16         -
 06-30-70       843,133       88,367      9.54        .07         -
 09-30-70       959,114       89,417     10.73        .07         -
 12-31-70     1,054,162       90,941     11.59        .07         -
 03-31-71     1,168,919       91,819     12.73        .16         -
 06-30-71     1,198,777       92,573     12.94        .07         -
 09-30-71     1,200,753       92,723     12.95        .07         -
 12-31-71     1,236,601       93,285     13.26        .07         -
 03-31-72     1,285,684       93,661     13.73        .14        .08
 06-30-72     1,228,951       93,834     13.10        .07         -
 09-30-72     1,208,454       92,258     13.10        .07         -
 12-31-72     1,272,570       93,673     13.59        .07         -
 03-31-73     1,152,089       96,695     11.91        .13        .07
 06-30-73     1,073,939       97,943     10.96        .07         -
 09-30-73     1,131,789       99,353     11.39        .07         -
 12-31-73     1,025,521      100,282     10.23        .07         -


EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION



Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 03-31-74       988,697      101,763      9.72        .14         -
 06-30-74       863,820      101,578      8.50        .07         -
 09-30-74       667,051      101,292      6.59        .07         -
 12-31-74       757,545      106,909      7.09        .07         -
 03-31-75       909,125      106,162      8.56        .14         -
 06-30-75     1,028,687      106,517      9.66        .07         -
 09-30-75       954,187      107,651      8.86        .07         -
 12-31-75     1,056,439      111,619      9.46        .07         -
 03-31-76     1,230,953      115,167     10.69        .16         -
 06-30-76     1,265,767      117,506     10.77        .07         -
 09-30-76     1,313,363      121,229     10.83        .07         -
 12-31-76     1,402,661      124,264     11.29        .08         -
 03-31-77     1,335,592      126,714     10.54        .188       .062
 06-30-77     1,456,451      134,575     10.82        .08         -
 09-30-77     1,450,573      139,402     10.41        .08         -
 12-31-77     1,505,147      145,252     10.36        .08         -
 03-31-78     1,418,417      146,380      9.69        .211       .049
 06-30-78     1,523,758      145,470     10.47        .09         -
 09-30-78     1,672,364      150,729     11.10        .09         -
 12-31-78     1,574,097      153,728     10.24        .09         -
 03-31-79     1,724,695      162,627     10.61        .204       .051
 06-30-79     1,773,427      163,640     10.84        .09         -
 09-30-79     1,913,242      167,426     11.43        .09         -
 12-31-79     1,872,059      165,806     11.29        .09         -
 03-31-80     1,769,935      170,882     10.36        .25        .0525
 06-30-80     1,974,288      169,675     11.64        .10         -
 09-30-80     2,204,689      173,549     12.70        .10         -
 12-31-80     2,416,997      177,025     13.65        .10         -
 03-31-81     2,424,976      184,148     13.17        .29        .0868
 06-30-81     2,356,007      186,307     12.65        .11         -
 09-30-81     2,128,956      183,447     11.61        .11         -
 12-31-81     2,315,441      185,009     12.52        .12         -
 03-31-82     2,165,531      194,140     11.15        .39        .19123
 06-30-82     2,074,816      190,067     10.92        .13         -
 09-30-82     2,262,073      189,837     11.92        .13         -
 12-31-82     2,593,411      195,469     13.27        .13         -
 03-31-83     2,815,081      209,390     13.44        .40        .2500
 06-30-83     3,030,744      212,068     14.29        .15         -
 09-30-83     3,210,564      223,059     14.39        .15         -
 12-31-83     3,345,988      229,238     14.60        .15         -
 03-31-84     3,279,542      247,700     13.24        .32        .5000
 06-30-84     3,322,155      262,695     12.65        .16         -
 09-30-84     3,554,876      263,783     13.48        .16         -
 12-31-84     3,727,899      278,241     13.40        .16         -
 03-31-85     4,058,327      300,068     13.52        .22        .6800
 06-30-85     4,351,707      305,496     14.24        .16         -
 09-30-85     4,260,686      310,379     13.73        .16         -
 12-31-85     4,962,325      318,589     15.58        .16         -
 03-31-86     5,663,449      347,479     16.30        .208       .86227
 06-30-86     6,174,120      365,531     16.89        .16         -


EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
                Net     Shares       Net Asset     Dividend/  Capital
Valuation     Assets    Outstanding  Value/Share     Share    Gains/Share
  Date
 09-30-86     6,392,215      399,871     15.99        ,16         -
 12-31-86     6,701,786      407,265     16.46        .16         -
 03-31-87     8,766,205      491,228     17.85        .196       .79447
 06-30-87     9,214,305      509,569     18.08        .16         -
 09-30-87     9,921,139      530,566     18.70        .16         -
 12-31-87     7,876,275      525,238     15.00        .14        .24513
 03-31-88     8,649,901      565,608     15.29        .16         -
 06-30-88     9,027,829      574,563     15.71        .15         -
 09-30-88     8,986,977      575,956     15.60        .16         -
 12-31-88     8,592,807      610,504     14.07        .38       1.10967
 03-31-89     9,103,009      618,331     14.72         -          -
 06-30-89     9,531,124      614,861     15.50        .16         -
 09-30-89    10,815,006      652,207     16.58        .16         -
 12-31-89    10,895,182      682,321     15.97        .35       0.53769
 03-31-90    11,000,740      695,558     15.82         -          -
 06-30-90    11,521,748      696,414     16.54        .16       0.02646
 09-30-90    10,534,037      706,268     14.92        .16         -
 12-31-90    11,283,448      744,734     15.15        .35       0.40297
 03-31-91    12,685,391      759,477     16.70         -          -
 06-30-91    12,485,281      766,387     16.29        .16         -
 09-30-91    13,225,379      780,213     16.95        .16         -
 12-31-91    14,374,679      831,027     17.30        .34       0.29292
 03-31-92    14,428,305      851,349     16.95         -          -
 06-30-92    14,691,191      863,019     17.02        .15         -
 09-30-92    15,940,013      910,936     17.50        .16         -
 12-31-92    17,006,789      971,502     17.51        .325      0.15944
 03-31-93    18,071,613    1,008,275     17.92         -          -
 06-30-93    17,621,101      992,755     17.75        .15         -
 09-30-93    17,949,559      999,163     17.96        .15         -
 12-31-93    17,990,556    1,010,692     17.80        .3125     0.17075
 03-31-94    17,777,177    1,021,219     17.41         -          -
 06-30-94    17,953,364    1,033,984     17.36        .14         -
 09-30-94    18,472,176    1,036,473     17.82        .15         -
 12-31-94    18,096,297    1,058,427     17.10        .30       0.17874
 03-31-95    19,835,494    1,072,309     18.50         -          -
 06-30-95    21,416,325    1,076,463     19.90        .14         -
 09-30-95    22,527,409    1,082,829     20.80        .14         -
 12-31-95    24,052,746    1,116,620     21.54        .295      0.19289
 03-31-96    26,025,304    1,148,429     22.66         -          -
 06-30-96    27,108,210    1,157,425     23.42        .1325       -
 09-30-96    27,451,784    1,165,788     23.55        .1325       -
 12-31-96    29,249,488    1,190,831     24.56        .285      0.25730
 03-31-97    30,255,441    1,210,627     24.99         -          -
 06-30-97    34,567,391    1,229,643     28.11        .1325       -
 09-30-97    36,500,979    1,242,731     29.37        .135        -
 12-31-97    36,647,535    1,262,818     29.02        .24       0.30571
 03-31-98    41,413,655    1,283,322     32.27         -          -
 06-30-98    43,600,764    1,298,420     33.58        .135        -
 09-30-98    40,423,166    1,308,173     30.90        .09         -
 12-31-98    48,433,113    1,413,731     34.26        .215      2.11648
 03-31-99    52,835,162    1,442,077     36.64         -          -
 06-30-99    56,490,020    1,463,133     38.61        .075        -



                                      F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 JUNE 30, 1999
                                  (Unaudited)
                                                    Number                    Market
           Title of Security                       of Shares      Cost        Value

      COMMON STOCKS - (88.4%)

Advertising - 1.6%
  Interpublic Group of Companies, Inc. (The)       2,000      $   106,953  $   173,250
  Outdoor Systems, Inc.*                          19,050          323,364      695,325
                                                              $   430,317  $   868,575

Aerospace/Defense _ 0.7%
  Gulfstream Aerospace Corp.*                      6,000      $   274,752  $   405,378

Aircraft _ Manufacturing  - 0.9%
  The Boeing Company                              12,000      $   278,135  $   528,000

Amusements _ Recreation _ Sporting Goods _ 0.6%
  Nike, Inc.                                       5,000      $   171,270  $   316,875

Automobile _ Rental Equipment _ 0.2%
  Hertz Corporation (The) Class A                  2,000      $   121,140  $   124,000

Banking and Finance  - 4.6%
  Chase Manhattan Corporation (The)                2,000      $    86,650  $   173,000
  First National of Nebraska, Inc.                   230          346,835      684,250
  MBNA Corporation                                15,000          234,825      459,375
  State Street Corporation                         8,000           66,525      683,000
  U.S. Bancorp (New)                               5,000          166,370      166,875
  Wells Fargo & Co. (New)                         10,000          138,173      427,500
                                                              $ 1,039,378  $ 2,594,000

Beverages - Soft Drinks  - 1.6%
  PepsiCo, Inc.                                   24,000      $   307,470  $   928,512

Chemicals  - 2.3%
  The Dow Chemical Company                         6,000      $   396,947  $   761,250
  Du Pont (E.I.) De Nemours & Company              8,000          273,935      546,504
                                                              $   670,882  $ 1,307,754

Communications _ Radio and Television _ 1.2%
  Clear Channel Communications, Inc.*             10,000      $   366,954  $   689,380


    *Nonincome-producing security

                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)


                                 JUNE 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Computers - Hardware and Software  - 12.8%
  America Online, Inc.*                            6,000      $   529,237  $   660,000
  Cisco Systems, Inc.*                            18,000          290,726    1,161,000
  Dell Computer Corporation *                      3,000          109,594      111,000
  EMC Corporation*                                16,000          358,855      880,000
  HNC Software, Inc.*                             16,000          495,325      493,008
  Hewlett-Packard Co.                              6,000           83,784      603,000
  I2 Technologies, Inc.*                           5,000          154,166      215,000
  Microsoft Corporation*                          20,000           93,361    1,803,760
  Sun Microsystems, Inc.*                          2,000          211,188      275,500
  Transaction Systems Architects, Inc.*           27,000          961,181    1,053,000
                                                              $ 3,287,417  $ 7,255,268

Data Processing and Management _ 0.7%
  CSG Systems*                                    15,000      $   435,847  $   392,820

Diversified Operations _ 0.8%
  Berkshire Hathaway Inc., Class B *                 210      $   150,375  $   470,400

Drugs - Medicines _ Cosmetics  - 7.7%
  Abbott Laboratories                             15,000      $   169,395  $   680,625
  Amgen, Inc.*                                     6,000          248,687      365,250
  Bristol-Myers Squibb Co.                         8,000          141,675      563,504
  Elan Corporation PLC ADR*                       20,000          419,005      555,000
  Johnson & Johnson                               10,000          109,396      980,000
  Merck & Co., Inc.                               16,000          274,266    1,178,000
                                                              $ 1,362,424  $ 4,322,379

Electrical Equipment and Supplies  - 1.6%
  General Electric Co.                             8,000      $   147,473  $   904,000

Electronic Components _ Conductors _ 0.3%
  Altera Corporation*                              4,000      $    96,625  $   147,252

Electronics  - 3.5%
  Intel Corporation                               20,000      $   334,735  $ 1,190,000
  Solectron Corporation *                         12,000          230,974      800,256
                                                              $   565,709  $ 1,990,256

Finance _ Credit Cards _ 1.1%
  American Express Company                         2,000      $   165,255  $   260,250
  Providian Financial Corporation                  4,000          391,286      373,000
                                                              $   556,541  $   633,250

Finance _ Diversified _ 0.6%
  Morgan Stanley, Dean Witter, Discover & Co.      3,000      $   202,960  $   307,875

    *Nonincome-producing security


                                      F-3


                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Finance _ Investment Banks _ 0.8%
  Donaldson, Lufkin & Jenrette, Inc. _               500      $   10,000   $   14,750
     DLJ direct*
  Goldman Sachs Group, Inc.                        3,000         202,843      216,750
  Merrill Lynch & Co., Inc.                        3,000         168,586      238,500
                                                              $  381,429   $  470,000

Finance - Real Estate  - 3.1%
  Freddie Mac                                     30,000      $   470,320  $ 1,740,000

Finance _ Services  - 3.8%
  Capital One Financial Corporation               33,000      $   592,546  $ 1,837,704
  E*Trade Group, Inc.*                             4,000           98,188      159,750
  FINOVA                                           2,000           80,535      105,250
  Paychex, Inc.                                    1,500           43,438       47,812
                                                              $   814,707  $ 2,150,516

Food _ Miscellaneous Products  - 1.4%
  Philip Morris Companies, Inc.                   20,000      $   338,693  $   803,760

Insurance _ Mortgage _ 0.4%
  MGIC Investment Corporation                      4,000      $   177,450  $   194,500

Insurance _ Multiline  - 0.5%
  American International Group, Inc.               2,500      $   118,455  $   293,125

Insurance _ Municipal Bond _ 0.9%
  MBIA, Inc.                                       8,000      $   360,053  $   518,000

Internet _ Content _ 0.2%
  At Home Corporation *                            2,000      $   121,375  $   107,876

Linen Supply and Related Products - 0.5%
  Cintas Corporation                               4,000      $   166,578  $   268,750

Medical _ Wholesale Drug Dist. _ 0.2%
  Cardinal Health, Inc.                            2,000      $   148,330  $   128,250

Metal Products _ Aluminum _ 0.4%
  Alcoa, Inc.                                      4,000      $   230,096  $   247,500

Metal Products _ Miscellaneous  - 0.5%
  Nucor Corporation                                5,500      $   122,061  $   260,909

    *Nonincome-producing security


                                      F-4


                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1999
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Motion Pictures and Theatres  - 1.2%
  The Walt Disney Company                         22,000      $   236,300  $   677,886

Paper and Related Products _ 0.3%
  Georgia Pacific Group                            4,000      $   178,745  $   189,500

Petroleum Producing  - 5.4%
  Atlantic Richfield Company                       4,000      $   211,835  $   334,252
  BP Amoco PLC _ Spons. ADR                        6,616          246,135      717,836
  Chevron Corporation                             10,000          340,535      950,630
  Exxon Corporation                                8,000          198,750      617,000
  Mobil Corporation                                4,000          127,075      395,000
                                                              $ 1,124,330  $ 3,014,718

Publishing _ Newspapers  - 1.0%
  Gannett Co., Inc.                                8,000      $   179,310  $   571,000

Publishing _ Electronic  - 0.8%
  Reuters Group PLC, ADR Sponsored                 5,199      $   166,303  $   421,447


Retail Stores _ Apparel and Clothing  - 4.0%
  Gap, Inc.                                       45,000      $   258,323  $ 2,266,875

Retail Stores _ Building Materials and Home
                   Improvement _ 2.1%
  The Home Depot, Inc.                            18,000      $   455,080  $ 1,159,884

Retail Stores _ Department  - 1.7%
  Dayton Hudson Corporation                       15,000      $   146,129  $   975,000

Schools _ 0.4%
  Sylvan Learning System *                         7,500      $   200,089  $   203,910

Telecommunications  - 8.6%
  Level 3 Communications *                        12,000      $   483,300  $   720,756
  MCI WorldCom, Inc. *                            13,000          466,188    1,118,819
  Sprint Corporation                              10,000           83,964      530,000
  Sprint PCS Corporation *                         4,500          124,893      256,500
  Vodafone Airtouch PLC Sponsored ADR              9,068          986,788    1,786,495
  West Teleservices Corporation*                  50,000          690,644      468,750
                                                              $ 2,835,777  $ 4,881,320

    *Nonincome-producing security


                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 JUNE 30, 1999
                                  (Unaudited)
                                                    Number
                Title of Security                  of Shares      Cost        Valuet

       COMMON STOCKS   (Continued)

Telecommunications _ Equipment _ 4.7%
  Nokia Corporation                               12,000      $   492,858  $ 1,098,756
  Qualcomm Incorporated *                         11,000          526,768    1,578,500
                                                              $ 1,019,626  $ 2,677,256

Television _ Cable _ 0.4%
  Comcast Corporation                              6,000      $   141,375  $   230,628

Transportation _ Airfreight _ 1.7%
  Eagle USA Airfreight, Inc. *                    22,000      $   416,042  $   933,636

Transportation _ Railroads  - 0.4%
  Union Pacific Corporation                        4,000      $   148,580  $   233,252

Utilities _ Electric _ 0.2%
  AES Corporation (The)*                           2,000      $   103,765  $   116,250


       TOTAL COMMON STOCKS (Cost - $21,524,990)               $21,524,990  $49,921,722

       PREFERRED STOCKS  (1.7%)


Banking and Finance _ 1.1%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   125,000  $   123,750
  CFB Capital II 8.20% Cumulative Preferred        5,000          125,000      124,375
  Harris Preferred Capital Corp.,                 10,000          250,000      242,500
     7.375%, Series A
  Silicon Valley Bancshares Capital                5,000          125,000      110,315
     8.25% Preferred Series I
                                                              $   625,000  $   600,940
Petroleum Producing _ 0.2%
  Canadian Occidental Petroleum Ltd.               5,000      $   125,000  $   127,190
    9.375% Preferred _ Series 1

Utilities _ Electric _ 0.4%
  Tennessee Valley Authority 6.75%                10,000      $   250,000  $   241,250
    Variable Preferred Series D

     Total Preferred Stocks (Cost - $1,000,000)               $ 1,000,000  $   969,380

       Total Stocks (Cost - $22,524,990)                      $22,524,990  $50,891,102


    *Nonincome-producing security


                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)


                                 JUNE 30, 1999
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost        Value

      DEBT SECURITIES (9.4%)

Energy _ Alternate Sources - 0.4%
  CalEnergy Co., Inc., 7.63% Notes
    due October 15, 2007                          $200,000    $   200,000  $   202,400

Household Appliances and Utensils - 0.2%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   102,200  $   108,450

Office Equipment and Supplies - 0.2%
  Xerox Corporation, 9.750% Notes
    due March 15, 2000                            $100,000    $   100,025  $   102,760

Retail Stores _ Department - 0.5%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   151,348  $   155,475

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000    $   106,399      115,602
                                                              $   257,747  $   271,077

Telecommunications _ 0.4%
  Level 3 Communications, Inc., 9.125% Senior     $250,000    $   241,937  $   246,875
    Notes due May 1, 2008


U.S. Government _ 5.0%
  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000    $   211,900  $   207,344

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        199,052      208,750

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        214,097      209,500

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        219,525      232,281

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        303,245      317,625

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        305,871      322,312

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        256,223      237,781

                                      F-7


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS


                                 JUNE 30, 1999
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost        Value

       DEBT SECURITIES   (Continued)

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        307,910      312,845

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        237,472      220,938

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000    $   234,910  $   225,969

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        308,539      337,875
                                                              $ 2,798,744  $ 2,833,220

Commercial Paper _ Short Term _ 2.7%
  Ford Motor Credit Corporation
    Commercial Paper Note 5.08%
    due July 2, 1999                               725,000    $   725,000      725,000

  American Express Credit Corporation
    Commercial Paper Note 5.25%
    due July 6, 1999                               825,000        825,000      825,000
                                                              $ 1,550,000  $ 1,550,000


     TOTAL DEBT SECURITIES (Cost - $5,250,653)                $ 5,250,653  $ 5,314,782


TOTAL INVESTMENTS IN SECURITIES
  (Cost - $27,775,643)                               (99.5%)  $27,775,643  $56,205,884
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.5%)                   284,136
NET ASSETS, June 30, 1999                           (100.0%)               $56,490,020





                   The accompanying notes to financial statements
                     are an integral part of this schedule.



                                      F-8



                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 1999
                                  (Unaudited)

ASSETS                                                 AMOUNT
  Investments, at market value
     Common and preferred stocks (cost $22,524,990) $50,891,102
     Debt securities (cost $5,250,653)                5,314,782
          Total Investments                         $56,205,884

  Cash                                                  153,402
  Receivables
     Dividends and interest                              96,797
     Subscriptions to capital stock                       3,824
     Securities Sold                                    213,419

TOTAL ASSETS                                        $56,673,326

LIABILITIES
   Purchase of Securities                           $    88,580
  Investment advisor, management and
    service fees payable                                 68,212
  Accrued operating expenses                             26,514
TOTAL LIABILITIES                                   $   183,306

NET ASSETS
  Capital stock, $1 par value - Authorized
     3,000,000 shares,
     1,463,133 shares outstanding                   $ 1,463,133

  Paid-in surplus -                                  25,962,958
          Net capital paid in on shares             $27,426,091


  Accumulated net realized gain on
      investment transactions                           526,587
  Net unrealized appreciation on investments         28,430,241
  Accumulated undistributed net investment income       107,101
TOTAL NET ASSETS                                    $56,490,020

NET ASSET VALUE PER SHARE                              $38.61

OFFERING PRICE PER SHARE                               $38.61

REDEMPTION PRICE PER SHARE                             $38.61




                   The accompanying notes to financial statements
                    are an integral part of this statement.





                                      F-9



                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (Unaudited)

                                                        AMOUNT       AMOUNT
INVESTMENT INCOME
   Interest                                             $184,119
   Dividends  (Net of foreign withholding taxes
                  of $1,996)                             222,040

        Total Investment Income                                    $   406,159

EXPENSES
   Management fees                                    $  132,053
   Custodian fees                                         17,655
   Insurance and Other Administrative Fees                13,344
   Bookkeeping services                                   10,102
   Printing and supplies                                   8,394
   Professional services                                   5,250
   Dividend disbursing and transfer
      agent fees                                           7,219
   Computer programming                                    2,500
   Taxes and licenses                                        533


        Total Expenses                                             $   197,050

           NET INVESTMENT INCOME                                   $   209,109


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                        $  526,587

   Net increase in unrealized
        appreciation of investments                   5,660,229

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $ 6,186,816


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 6,395,925






                   The accompanying notes to financial statements
                    are an integral part of this statement.






                                      F-10



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

                FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                  (Unaudited)


                                                 1999           1998
INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $    209,109    $  297,308
     Net realized gain on transactions in
       investment securities                      526,587     1,588,997
     Net increase in unrealized
       appreciation of investments              5,660,229     4,143,454
           Net increase in net assets
           resulting from operations         $  6,395,925    $6,029,759

  Net equalization credits                          1,223         1,079

  Distributions to shareholders from -
     Net investment income                       (108,250)     (173,183)
     Net realized gain from investment
       transactions                                  --            --
  Return of capital                                  --            --
  Net capital share transactions                1,768,009     1,095,574

           Total Increase in Net Assets      $  8,056,907    $6,953,229


NET ASSETS:
  Beginning of year                          $ 48,433,113   $36,647,535


  End of six months                          $ 56,490,020   $43,600,764



                   The accompanying notes to financial statements
                   are an integral part of these statements.


                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1999
                                  (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -

               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.

          Net unrealized appreciation
            (depreciation):                  1999      1998    Net Change
          Aggregate gross unrealized
            appreciation
            on securities          $28,835,225  $20,246,329

          Aggregate gross unrealized
            depreciation
            on securities             (404,984)    (306,312)

                         Net        $28,430,241  $19,940,017 $8,490,224



          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

     B. Federal Taxes -

               The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

     C. Distribution To Shareholders -

               The Fund accrues income dividends to shareholders on a quarterly basis as of the ex-dividend date. Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

     D. Equalization -

               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT

          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically
     identified in the Investment Advisory Contract.   There were no amounts
     reimbursed in the six months ended June 30, 1999.



(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          Effective October 1, 1987, dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.


(4)       SECURITY TRANSACTIONS

          The cost of long-term investment purchases during the six months ended June 30, was:



                                                         1999           1998

      United States government obligations            $    --        $    --
      Other Securities                                 5,407,284      4,562,421
                    Total Cost                        $5,407,284     $4,562,421


            Net proceeds from sales of long-term investments during the six months ended June 30, were:



                                                         1999           1998
      United States government obligations            $  200,500     $  200,000
      Other Securities                                 2,599,557      4,068,066

                     Total Net Proceeds               $2,800,057     $4,268,066

                     Total Cost Basis of
                       Securities Sold                $2,273,470     $2,679,069


(5)  NET ASSET VALUE

           The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK

      Shares of capital stock issued and redeemed are as follows:




                                                         1999           1998
            Shares sold                                   60,520       48,035
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                        5,988          8,800
                                                          66,508         56,835
            Shares redeemed                               17,106         21,233
              Net increase                                49,402         35,602


      Value of capital stock issued and redeemed is as follows:



                                                         1999            1998

             Shares sold                              $2,176,038     $1,494,288
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
               security transactions                     210,768        268,623
                                                      $2,386,806     $1,762,911
             Shares redeemed                             618,797        667,337
               Net increase                           $1,768,009     $1,095,574




(7)  DISTRIBUTION TO SHAREHOLDERS

             On July 13, 1999 a cash distribution of $.066 per share was declared from net investment income accrued and earned through June 30, 1999. The total amount of the dividend to be paid is $96,032.97. This dividend will be paid on July 26, 1999, to shareholders of record on July 13, 1999.